Future Policy Benefits and Other Policyholder Liabilities - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015
Minimum
Interest rate determination of present values, percentage	2.50%
Maximum
Interest rate determination of present values, percentage	6.00%